Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) - Teekay Offshore - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jul. 31, 2015	Jun. 30, 2017
Redeemable Noncontrolling Interest [Line Items]
Weighted average price of common units (dollars per share)	$ 35.925
Incentive distribution		$ 20.6
Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Units issued (in units)			10,400,000
Preferred units dividend rate			8.60%
Contributed capital	$ 249.8		$ 249.8
Conversion period		18 months	18 months
Shares issued upon conversion (in units)	1		1
Period for optional conversion to common units			3 years
Series C-1 Preferred Units
Redeemable Noncontrolling Interest [Line Items]
Shares issued upon conversion (in units)				1.474
Conversion of convertible securities (in shares)		8,500,000
Percent of issuance price		150.00%
Issuance price (in dollars per share)		$ 16.25
Number of quarters		32 months
Percent discount on 10 days		2.00%
Consecutive trading days		10 days
Series D Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Units issued (in units)		4,000,000
Preferred units dividend rate		10.50%
Percent discount on 10 days		4.00%
Consecutive trading days		10 days
Premium to liquidation value in redemption after June 29, 2021		10.00%
Premium to liquidation value in redemption after June 29, 2022		5.00%
Redemption price per share (in dollars per share)		$ 4.00
Percent of common units purchased		90.00%
Change in ownership percentage of the general partner (or more)		50.00%
Affiliated Entity | Series D Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Units issued (in units)		1,040,000
Induced Exchange of Series C Preferred Units | Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Shares converted (in shares)		1,900,000
Inducement Premium on Series C Preferred Units Conversion
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		6,400,000
Conversion of units		$ 37.7
Extinguishment of Series C Preferred Units | Series C Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Shares converted (in shares)		8,500,000
Non-controlling Interests
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution		$ 14.6
Non-controlling Interests | Inducement Premium on Series C Preferred Units Conversion
Redeemable Noncontrolling Interest [Line Items]
Conversion of units		26.7
Retained Earnings
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution		6.0
Retained Earnings | Inducement Premium on Series C Preferred Units Conversion
Redeemable Noncontrolling Interest [Line Items]
Conversion of units		$ 11.0
Limited Partner | Common Stock
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		8,300,000